Other Expenses and Adjustments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Expenses And Adjustments [Line Items]
Unrealized non-cash foreign exchange (gain) loss	$ (374,337)	$ (124,793)	$ (139,810)
Non-cash share based compensation	1,415,833	578,703	406,078
Onerous lease contract	67,588	0	0
Amortization - lease incentive liability	8,189	0	0
Included in research and development expenses:
Other Expenses And Adjustments [Line Items]
Realized foreign exchange (gain) loss	(1,995)	(120,794)	104,851
Unrealized non-cash foreign exchange (gain) loss	(608,111)	55,538	67,109
Non-cash share based compensation	735,292	230,141	233,919
Included in operating expenses
Other Expenses And Adjustments [Line Items]
Non-cash share based compensation	680,541	348,562	172,159
Depreciation - property and equipment	95,375	90,768	162,233
Office minimum lease payments	331,769	231,509	148,600
Onerous lease contract	67,588	0	0
Amortization - lease incentive liability	$ 8,189	$ 0	$ 0